Risk management (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Internal Risk Model [Abstract]
Credit risk exposure - customers (Thousand of Reais)		R$ 364,193,664	R$ 330,474,249	R$ 301,702,586
Loans and advances to customers, gross (note 9)		321,933,190	287,829,213	268,437,556
Contingent Liabilities - Guarantees and other sureties (note 44.a)		R$ 42,260,474	R$ 42,645,036	R$ 33,265,030
Non-performing loans ratio (%) - unaudited		6.98%	6.65%	7.04%
Impairment coverage ratio (%) - unaudited		102.42%	95.39%	96.31%
Specific credit loss provisions, net of RAWO (*) (Thousand of Reais) - unaudited	[1]	R$ 22,969,315	R$ 18,261,638	R$ 18,191,126
Cost of credit (% of risk) - unaudited		3.90%	3.98%	4.52%

[1]	RAWO = Recoveries of Assets Derecognized.